KINETICS MUTUAL FUNDS, INC.
(the “Company”)

Institutional Class

The Internet Emerging Growth Fund
(the “Fund”)

Supplement dated March 14, 2008,
to the Prospectus dated May 1, 2007, as supplemented December 28, 2007

CHANGE IN FUND NAME AND PRINCIPAL INVESTMENT STRATEGY

Effective March 14, 2008, the Fund’s name is changed to The Global Fund.

Effective March 14, 2008, the section entitled “Principal Investment Strategies” on pages 10 and 11 of the Prospectus is removed in its entirety and replaced with the following:

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  The Global Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of the Fund.  Under normal circumstances, the  Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies with business operations and/or equity or business interests in international markets.  The Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in the financing, building or operation of infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.;

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources;

»	Utilities: Companies and industries such as gas, electric and telephone;

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services;

»	Real Estate Development: Companies that provide commercial real estate property and services;

»	Business Services: Companies that provide business-to-business products and services;

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.;

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content;

»	Travel & Leisure: Companies that provide transportation and recreational services; and

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Effective March 14, 2008, the following additional risk is added to the section entitled “Principal Risks of Investment” on pages 12 and 13 of the Prospectus:

»
Emerging Markets Risks:  The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as havehistorically been the case.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.
(the “Company”)

No Load Class

The Internet Emerging Growth Fund
(the “Fund”)

Supplement dated March 14, 2008,
to the Prospectus dated May 1, 2007, as supplemented December 28, 2007

CHANGE IN FUND NAME AND PRINCIPAL INVESTMENT STRATEGY

Effective March 14, 2008, the Fund’s name is changed to The Global Fund.

Effective March 14, 2008, the section entitled “Principal Investment Strategies” on pages 10 and 11 of the Prospectus is removed in its entirety and replaced with the following:

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Portfolio.  The Global Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of the Fund.  Under normal circumstances, the  Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of foreign and U.S. companies with business operations and/or equity or business interests in international markets.  The Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure:  Companies that hold equity stakes in or are involved in the financing, building or operation of infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.;

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources;

»	Utilities: Companies and industries such as gas, electric and telephone;

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services;

»	Real Estate Development: Companies that provide commercial real estate property and services;

»	Business Services: Companies that provide business-to-business products and services;

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.;

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content;

»	Travel & Leisure: Companies that provide transportation and recreational services; and

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Effective March 14, 2008, the following additional risk is added to the section entitled “Principal Risks of Investment” on pages 12 and 13 of the Prospectus:

»
Emerging Markets Risks:  The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as havehistorically been the case.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE